Trade and other receivables (Details 4) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Balance at the beginning of year	$ (7,751,305)	$ (5,689,741)
Estimate of expected credit losses up 12 months	(2,339,099)	(4,135,572)
Estimate of expected credit losses longer than 12 months	(74,570)	(74,250)
Impairment provision of accounts receivable	(2,413,669)	(4,209,822)
Uncollectible accounts	987,556	1,025,786
Add back of unused provisions	1,694,001	102,200
Estimates resulting from business combinations	(441,993)
Effect of translation into presentation currency	139,715	1,020,272
Total	$ (7,785,695)	$ (7,751,305)